Financial instruments (Tables)	3 Months Ended
Mar. 31, 2025
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	923,966	147,322	—	—	1,071,288	147,322	—	—
Trade accounts and other receivables from unrelated parties	3,423,301	—	—	85,372	3,508,673	—	—	—
Accounts receivable from related parties	27,024	—	—	—	27,024	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,303	4,303	—	4,303	—
Derivatives - not designated as hedging instruments	—	40,773	—	—	40,773	—	40,773	—
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	—	—	—	—	—	—	—	—
Equity investments	—	49,788	66,534	—	116,322	29,749	67,711	18,862
Debt securities	—	94,703	339,564	—	434,267	434,267	—	—
Other financial assets(1)	291,167	114,239	—	98,600	504,006	—	—	114,239
Other current and non-current assets	291,167	299,503	406,098	102,903	1,099,671	—	—	—
Financial assets	4,665,458	446,825	406,098	188,275	5,706,656	—	—	—

Accounts payable to unrelated parties	720,845	—	—	—	720,845	—	—	—
Accounts payable to related parties	126,479	—	—	—	126,479	—	—	—
Short-term debt	94,777	—	—	—	94,777	—	—	—
Long-term debt	6,740,017	—	—	—	6,740,017	5,986,239	336,432	—
Lease liabilities	—	—	—	3,985,834	3,985,834	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	3,582	3,582	—	3,582	—
Derivatives - not designated as hedging instruments	—	6,357	—	—	6,357	—	6,357	—
Derivatives embedded in vPPAs	—	19,317	—	—	19,317	—	—	19,317
Variable payments outstanding for acquisitions	—	6,899	—	—	6,899	—	—	6,899
Put option liabilities	—	—	—	1,194,907	1,194,907	—	—	1,194,907
Other financial liabilities(2)	944,874	—	—	—	944,874	—	—	—
Other current and non-current liabilities	944,874	32,573	—	1,198,489	2,175,936	—	—	—
Financial liabilities	8,626,992	32,573	—	5,184,323	13,843,888	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(1)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(2)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—

(1)

As of March 31, 2025 and December 31, 2024, other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., lease receivables, notes receivable, deposits, guarantees, securities, receivables related to consent agreement on certain pharmaceuticals, vendor and supplier rebates as well as receivables from sale of investments.

(2)	As of March 31, 2025 and December 31, 2024, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of reconciliation of level 3 financial instruments

Reconciliation of derivatives embedded in vPPAs

in € THOUS

	2025	2024

	Derivatives embedded in the vPPAs - Liabilities
Beginning balance at January 1,	(25,394)	—
Settlements	2,135	460
Gain (loss) recognized in profit or loss (1)	3,328	(24,959)
Foreign currency translation and other changes	614	(895)
Ending balance at March 31, and December 31,	(19,317)	(25,394)

(1)Includes realized and unrealized gains / losses.

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2025				2024
		Variable		Other		Variable		Other
		payments		financial		payments		financial
		outstanding		assets		outstanding		assets
	Equity	for	Put option	measured at	Equity	for	Put option	measured at
	investments	acquisitions	liabilities	FVPL (1)	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	29,154	7,933	1,299,117	142,264	32,002	35,751	1,372,008	—
Increase	—	23	7,981	—	3,085	86	8,127	41,225
Decrease	—	(767)	(8,046)	(16,566)	—	(23,472)	(71,990)	(2,292)
Reclassifications	—	—	—	—	—	—	—	90,457	(2)
Gain / loss recognized in profit or loss(3)	(9,396)	(45)	—	(6,714)	(7,773)	(4,796)	—	4,987
Gain / loss recognized in equity	—	—	(55,839)	—	—	—	(91,987)	—
Foreign currency translation and other changes	(896)	(245)	(48,306)	(4,745)	1,840	364	82,959	7,887
Ending balance at March 31, and December 31,	18,862	6,899	1,194,907	114,239	29,154	7,933	1,299,117	142,264

(1)	As of March 31, 2025, other financial assets measured at FVPL consist of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S.. As of December 31, 2024, other financial assets measured at FVPL consist of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously reported as a non-financial asset and were revised as of March 31, 2024.
(3)	Includes realized and unrealized gains / losses.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS

Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,706	(26,615)	(1,932)	1,932	2,166	(2,443)